Shareholder Report, Average Annual Return (Details) DFCZ_DFA International Real Estate Securities Portfolio_Institutional_TSR Annual {Institutional}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA International Real Estate Securities Portfolio – Institutional
Average Annual Return, Percent		13.08%	5.03%	2.39%
MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent		24.62%	11.10%	7.68%
S&P Global ex US REIT Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global ex US REIT Index (net div.)
Average Annual Return, Percent	[1]	12.74%	4.43%	2.05%

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